Unaudited Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
REVENUES	$ 430,707	$ 486,781	$ 881,744	$ 987,887
OPERATING EXPENSES
Voyage expenses	26,154	39,176	52,469	77,813
Vessel operating expenses	195,978	191,773	383,442	379,527
Time-charter hire expense	26,544	31,491	53,996	75,470
Depreciation and amortization	109,769	115,068	212,263	229,682
General and administrative	35,395	36,230	74,666	74,592
Asset impairments and provisions (note 6b)	7,042	1,048	10,207	1,048
(Gain) loss on sale of vessels and equipment (note 6a)	(1,341)	2,221	(1,309)	2,024
Restructuring charges (note 11)	1,789	1,525	3,843	1,525
Total operating expenses	401,330	418,532	789,577	841,681
Income (loss) from vessel operations	29,377	68,249	92,167	146,206
OTHER ITEMS
Interest expense	(44,687)	(42,707)	(87,197)	(85,007)
Interest income	2,018	1,645	3,036	3,691
Realized and unrealized gain (loss) on non-designated derivative instruments (note 14)	56,035	(94,598)	42,246	(89,783)
Equity income	47,372	5,291	74,687	22,935
Foreign exchange gain (notes 7 and 14)	678	17,835	2,867	2,011
Other (loss) income (note 12)	(1,386)	89	3,856	2,432
Net income (loss) before income taxes	89,407	(44,196)	131,662	2,485
Income tax (expense) recovery (note 15)	(1,873)	1,849	(4,373)	5,417
Net income (loss)	87,534	(42,347)	127,289	7,902
Less: Net income attributable to non-controlling interests	(76,167)	(4,927)	(122,058)	(54,110)
Net income (loss) attributable to stockholders of Teekay Corporation	$ 11,367	$ (47,274)	$ 5,231	$ (46,208)
Per common share of Teekay Corporation (note 16)
Basic earnings (loss) attributable to stockholders of Teekay Corporation	$ 0.16	$ (0.68)	$ 0.07	$ (0.67)
Diluted earnings (loss) attributable to stockholders of Teekay Corporation	$ 0.16	$ (0.68)	$ 0.07	$ (0.67)
Cash dividends declared	$ 0.3163	$ 0.3163	$ 0.6325	$ 0.6325
Weighted average number of common shares outstanding(note 16)
Basic	70,393,531	69,231,419	70,142,301	69,043,639
Diluted	71,314,629	69,231,419	71,142,363	69,043,639